Schedule of revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disaggregation of Revenue [Line Items]
Consultancy services	$ 7,370,545	$ 5,755,641	$ 2,228,484
Total	7,370,545	5,755,641	2,228,484
Substructure Services [Member]
Disaggregation of Revenue [Line Items]
Consultancy services	7,370,545	5,674,872	2,046,946
Total	7,370,545	5,674,872	2,046,946
Consultancy Services [Member]
Disaggregation of Revenue [Line Items]
Consultancy services		80,769	181,538
Total		$ 80,769	$ 181,538